Schedule of Warrants Outstanding Broker Options Exercise Prices (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	112,858,578	95,777,806
Broker Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Aug. 31, 2023
Number of broker options	3,590,907	3,239,907
Number of warrants exercisable	590,071	521,993
CAD [Member] | Broker Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.35